Acquisition of EMX Royalty Corporation - Schedule of assets acquired and liabilities assumed in business combination (Details) - EMX Royalty Corporation $ in Thousands	Dec. 31, 2025 USD ($)	Nov. 13, 2025 USD ($) shares	Nov. 12, 2025 Share $ / shares
Consideration
Number of Elemental shares issued to EMX shareholders (in shares)		31,500,450	31,500,450
Closing price of an Elemental share on November 12, 2025 (in dollars per share) | $ / shares			$ 20.74
$C/$US exchange rate on November 12, 2025			1.4005
Fair value of Elemental share consideration		$ 466,490
Fair value of EMX share options replaced with Elemental share options		10,799
Purchase consideration		477,289
Assets and Liabilities Acquired
Cash and cash equivalents		15,941
Trade receivables and other assets		11,338
Investments	$ 9,100	9,084
Equity investment in associate (SLM California)		104,405
Royalty interests		490,138
Property and equipment		1,162
Accounts payable and accrued liabilities		(13,335)
Warrant liability		(5,507)
Loan payable		(24,714)
Deferred tax liability		(111,223)
Total assets acquired, net of liabilities assumed		$ 477,289